SCHEDULE OF COMPANY ISSUED COMMON STOCK (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock in connection with sales made under private offerings, value	$ 1,411,900	$ 444,500	$ 1,582,250	$ 612,300	$ 489,875
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares period increase decrease	1,105,080		4,732,446
Stock based compensation, shares	377,422		436,195
Stock based compensation, value			$ 13,500
Issuance of common stock in connection with sales made under private offerings, shares	568,066	143,666	601,832	165,436	370,725
Issuance of common stock in connection with sales made under private offerings, value	$ 568	$ 144	$ 602	$ 165	$ 371
Effects of the merger with Apollo Resources Corp, shares	159,592		3,694,419	101,296	370,725
Effects of the merger with Apollo Resources Corp, value				$ 291,600	$ 489,875
Number of shares issued, value			$ 1,595,750
Common Stock [Member] | Private Offerings [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock in connection with sales made under private offerings, shares	568,066		601,832
Issuance of common stock in connection with sales made under private offerings, value			$ 1,582,250